Post employment benefits - Narrative (Details)	12 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Dec. 31, 2030 GBP (£)	Dec. 31, 2027 GBP (£)	Dec. 31, 2027 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plans	£ 24,000,000		£ 19,000,000		£ 18,000,000
Cash contributions to plans on next year	140,000,000
Inventories	£ 5,772,000,000		£ 5,472,000,000
United Kingdom
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate	82.00%		56.00%						82.00%
Hedging instrument, inflation rate	90.00%		78.00%						90.00%
Percentage of UK plans of total plan liabilities	68.00%								68.00%
Inventories	£ 586,000,000		£ 661,000,000
Distribution from the profits of the partnership	£ 11,000,000		£ 25,000,000
United Kingdom | Entering into significant commitments or contingent liabilities | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year						£ 430,000,000
Ireland
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate	48.00%		44.00%						48.00%
Hedging instrument, inflation rate	70.00%		71.00%						70.00%
Group's contribution to the plan	£ 21,000,000	€ 23,000,000
Contingent asset granted	183,000,000								€ 200,000,000
Ireland | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Additional cash contributions	£ 8,000,000	€ 9,000,000		€ 9,000,000
Ireland | Entering into significant commitments or contingent liabilities | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year							£ 124,000,000	€ 135,000,000